Note 21 - Other long-term liabilities	12 Months Ended
Dec. 31, 2012
Long-term Debt [Text Block]
21 Other long-term liabilities

	As of December 31,
	2011	2012
	$	$
Other long-term payables	67,688	1,258,030

In 2012, other long-term payables consist mainly non-refundable minimum guarantees fees payable to movie studios and music labels by the Group’s subsidiaries in Singapore and Malaysia for exclusive licensing rights based on the contractual payment terms of those contracts.